Consolidated Cash Flow Statements - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Operating (loss)/profit		$ (4)	$ (85)	$ 213
Depreciation and amortization of property, plant and equipment and intangible assets		19	13	15
Depreciation of right-of-use assets		9	8	7
Gain on disposal of intangible assets		0	(1)	(20)
Share-based payments expense for the year		22	16	11
Impact from foreign exchange movements		(11)	(3)	(3)
Settlement of tax on employee awards		(22)	(10)	(1)
Increase in trade receivables		(33)	(21)	(25)
(Increase)/decrease in other assets		(415)	72	16
Increase in inventories		(21)	(25)	(3)
Increase/(decrease) in trade and other payables		115	(98)	201
Increase/(decrease) in provisions and other liabilities	[1]	49	197	(16)
Cash (used in)/provided by operations		(292)	63	395
Interest paid		(32)	(24)	(18)
Interest received		42	15	1
Tax refunds		19	0	31
Taxes paid		(52)	(57)	(48)
Transaction costs related to debt refinancing		0	(1)	(8)
Net cash (outflow)/inflow from operating activities		(315)	(4)	353
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of assets, net of cash acquired		(124)	0	0
Acquisition of business		(5)	0	0
Purchase of property, plant and equipment		(8)	(5)	(4)
Purchase of investments		(45)	(245)	0
Maturity of investments		129	27	0
Purchase of intangible asset		(45)	(1)	(30)
Proceeds from disposal of intangible assets		0	1	20
Net cash outflow from investing activities		(98)	(223)	(14)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings		0	0	250
Repayment of borrowings		(12)	(3)	(236)
Principal elements of lease payments		(8)	(9)	(8)
Lease incentive received		3	0	0
Shares repurchased and canceled		(33)	(90)	(101)
Proceeds from the issuance of ordinary shares		4	2	1
Net cash outflow from financing activities		(46)	(100)	(94)
Exchange difference on cash and cash equivalents		1	(1)	(1)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes		(458)	(328)	244
Cash and cash equivalents at beginning of the period		774	1,102	858
Cash and cash equivalents at end of the period		$ 316	$ 774	$ 1,102

[1]	Changes in the line item provisions and other liabilities for 2023 include litigation settlement payments totaling $195m (2022: $108m; 2021: $19m) and excludes $29m in 2023 non-cash assumption of provisions in the acquisition of a business. Refer to Note 19.